SHAREHOLDERS' EQUITY (DEFICIT) AND NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY (DEFICIT) AND NON-CONTROLLING INTERESTS
SHAREHOLDERS' EQUITY (DEFICIT) AND NON-CONTROLLING INTERESTS

15. SHAREHOLDERS' EQUITY (DEFICIT) AND NON-CONTROLLING INTERESTS

Capital Stock

         Effective September 2014, the Company amended its Certificate of Incorporation to change its authorized capital stock to consist of (i) 590 million shares of common stock, no par value, of which 51,457,023 shares were issued and outstanding as of December 31, 2014, and (ii) 10 million authorized shares of preferred stock.

         In January 2014, the Company's authorized capital stock consisted of (i) 42,500,00 shares of Class A Voting Common Stock, (ii) 807,500,000 shares of Class B Nonvoting Common Stock, (iii) 2,992,000 shares of Class C Voting Stock and (iv) 2,992,000 of Series A Preferred Stock. On March 31, 2014, pursuant to the Second Amended and Restated Articles of Incorporation, the Company's authorized capital stock was amended further to provide for a total of 6,222,000 shares of Series A Preferred Stock and 6,222,000 shares of Class C Voting Stock.

         Prior to January 2014, the Company's authorized capital stock consisted of 42,500,000 shares of Class A Voting Common Stock and 807,500,000 of Class B Nonvoting Common Stock.

Common Stock

No Par, Common

         In October 2014, the Company issued and sold 11,000,000 shares of its no par common stock and certain existing shareholders sold 4,333,333 shares in its initial public offering at an offering price of $13.00 per share. The Company received net proceeds of approximately $130,440 after deducting underwriting discounts and commissions of $9,652, and other offering expenses of $2,908. The Company did not receive any proceeds from the sale of common stock by the existing shareholders. Immediately prior to the closing of the IPO, each share of the then outstanding shares of capital stock totaling 40,448,744 shares converted into one share of no par common stock. Accordingly, $15,575 of previously contributed capital was reclassified into common stock leaving only accumulated stock-based compensation and related excess income tax benefits in the additional paid-in capital account.

         Holders of common stock are entitled to one vote per share and to receive dividends. The holders have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions with respect to such shares. Common stock is subordinate to the preferred stock as described below with respect to dividend rights or rights upon liquidation, winding up, and dissolution of the Company.

Class A, B and C Common

         Prior to the closing of the IPO, each class of common stock had equal and identical rights, preferences and limitations, other than voting. The Class B common stock did not have any voting rights, but Class A and Class C had 20 votes per share and one vote per share, respectively.

         In August 2014, the Company issued 372,486 shares of Class B Nonvoting Common Stock to a non-employee relative (and associated trusts) of the Company's chief executive officer, in connection with the termination of an existing Stock Redemption Agreement. The Company recorded a charge of $4,842 during the year ended December 31, 2014 to "Termination of existing Stock Redemption Agreement" in the consolidated statements of operations upon issuance of the shares. The value of the issued shares was based on the Company's initial public offering price of $13.00 per share.

         In June 2014, the Company issued 716,695 shares of Class B Nonvoting Common Stock, valued at approximately $12,000, in connection with its acquisition of MedPro. Refer to Note 4.

         Upon the closing of the IPO, the Class A, Class B and Class C common shares were converted into shares of the Company's no par value common stock on a one-for-one basis.

Preferred Stock

         The Company's authorized capital stock includes 10 million shares of preferred stock. The shares of preferred stock may be divided into and issued in one or more series. The Board of Directors is authorized to issue preferred stock from time to time in one or more series, with such designations and such relative voting, dividend, liquidation and other rights, preferences and limitations as may be adopted by the Board of Directors. No shares of preferred stock were issued or outstanding as of December 31, 2014.

Noncontrolling Interest

         Noncontrolling interests in consolidated subsidiaries in the consolidated balance sheets represent minority stockholders' proportionate share of the equity in Primrose.